INCOME TAX - Effective tax rate Reconciliation (Details)	11 Months Ended
Dec. 31, 2020
INCOME TAX
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Change in valuation allowance	(22.00%)
Income tax benefit	(1.00%)